CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (26,033)	¥ (181,246)	¥ (186,736)	¥ (917,644)
Other comprehensive (loss) income, net of tax of nil:
Other comprehensive (loss) income, net of tax of nil	(1,160)	(8,075)	88,652	(120,963)
Comprehensive loss	(27,193)	(189,321)	(98,084)	(1,038,607)
Comprehensive loss (income) attributable to noncontrolling interest and redeemable noncontrolling interest	(150)	(1,046)	(18,329)	144,914
Comprehensive loss attributable to the Company's ordinary shareholders	$ (27,343)	¥ (190,367)	¥ (116,413)	¥ (893,693)